ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets, liabilities, results of operations and cash flows of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Current assets	$ 3,689,972,102	$ 3,738,578,867
Total assets	3,746,047,103	3,797,360,388
Current liabilities	3,085,562,269	3,180,556,023
Total liabilities	3,250,624,925	3,345,731,754
Total revenues	272,507,595	225,365,547	$ 264,488,162
Net loss	33,007,427	(2,256,880)	14,690,701
Net cash provided by (used in) operating activities	(6,566,354)	258,060,599	413,203,956
Net cash used in investing activities	(7,750,560)	(3,612,001)	10,918,825
Net cash (used in) provided by financing activities	1,820,419	4,730,461	330,881,355
VIEs
Variable Interest Entity [Line Items]
Current assets	53,313,297	58,095,337
Non-current assets	11,399,140	12,145,470
Total assets	64,712,437	70,240,807
Current liabilities	26,976,594	29,848,034
Non-current liabilities	74,638	640,527
Total liabilities	27,051,232	30,488,561
Total revenues	24,775,979	44,382,701	65,295,325
Net loss	(4,204,124)	(8,220,848)	(700,720)
Net cash provided by (used in) operating activities	(205,895)	(1,552,547)	18,431,299
Net cash used in investing activities	(6,169,149)	(416,486)	(4,048,620)
Net cash (used in) provided by financing activities	$ 402,292	$ 3,760,937	$ (5,091,778)